Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Contractual Obligations and Commitments

Contractual obligations and commitments	2019 £m		2018 £m
Contracted for but not provided in the financial statements:
Intangible assets		9,727	4,762
Property, plant and equipment		413	665
Investments		47	82
Purchase commitments		1,047	561
Pensions		163	238
Interest on loans		8,952	9,418
Future finance charges on leases		223	16

		20,572	15,742
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